SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Short-term restricted cash	$ 12,088	$ 10,007
Long-term restricted cash	$ 2,079	$ 3,634